SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Other Reserve	Other reserves include those reserves related to currency translation, fair value revaluation, participating interest and capitalized development costs in which the movements can shown below:

Amounts in $ ‘000	Legal Reserve Currency translation reserve (CTA)	Legal Reserve Capitalized development cost	Legal Reserve participating interest	Reserve Fair value revaluation	Total
Balance at January 1, 2021	19,037	4,955	622	—	24,614
Movements in the year	(15,072)	(4,553)	694	(2,283)	(21,214)
Balance at December 31, 2021	3,965	402	1,316	(2,283)	3,400
Movements in the year	(10,349)	—	(1,083)	(705)	(12,137)
Balance at December 31, 2022	(6,384)	402	233	(2,988)	(8,737)